Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Summary of Investments by Category
The following table summarizes the Company’s investments, by category, as of June 30, 2020 and December 31, 2019 (in thousands):

	June 30, 2020	December 31, 2019
Investments—Current:
Debt securities—available for sale	$14,990	$25,746

Total	$14,990	$25,746

The following table summarizes the Company’s investments, by category, as of December 31, 2019 and 2018 (in thousands):

	December 31,	December 31,
	2019	2018
Investments - Current:
Debt securities - available for sale	$25,746	$32,914

Total	$25,746	$32,914

Investments - Noncurrent:
Debt securities - available for sale	$—	$16,804

Total	$—	$16,804

Summary of Available-for-Sale Classified Investments
A summary of the Company’s
available-for-sale
classified investments as of June 30, 2020 and December 31, 2019 consisted of the following (in thousands):

	At June 30, 2020
	Cost Basis	Accumulated Unrealized Gains	Accumulated Unrealized Losses		Fair Value
Investments—Current:
United States treasury securities	$14,991	$—	$(1)		$14,990

Total	$14,991	$—	$(1)		$14,990

	At December 31, 2019
	Cost Basis	Accumulated Unrealized Gains	Accumulated Unrealized Losses		Fair Value
Investments—Current:
Corporate bonds	$4,990	$—	$(58)		$4,932
United States treasury securities	20,979	—	(165)		20,814

Total	$25,969	$—	$(223	) (1)	$25,746

(1)
$(12) of unrealized losses are included in the cash and cash equivalents balance as of December 31, 2019, a total of $(235) net unrealized losses at December 31, 2019.

A summary of the Company’s
available-for-sale
classified investments as of December 31, 2019 and 2018 consisted of the following (in thousands):

	At December 31, 2019
	Cost Basis	Unrealized Gains	Unrealized Losses		Fair Value
Investments - Current:
Corporate bonds	$4,990	$—	$(58)		$4,932
United States treasury securities	20,979	—	(165)		20,814

Total	$25,969	$—	$(223	) (1)	$25,746

(1)	$(12) of unrealized losses are included in the cash and cash equivalents balance as of December 31, 2019, a total of $(235) net unrealized losses at December 31, 2019.

	At December 31, 2018
	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
Investments - Current:
Corporate bonds	$16,028	$—	$(19)	$16,009
United States treasury securities	16,913	—	(8)	16,905

Total	$32,941	$—	$(27)	$32,914

Investments - Noncurrent:
Corporate bonds	$4,930	$2	$—	$4,932
United States treasury securities	11,852	20	—	11,872

Total	$16,782	$22	$—	$16,804

Schedule of Amortized Cost and Fair Value of Available-for-Sale Investments, by Contract Maturity
The amortized cost and fair value of the Company’s
available-for-sale
investments, by contract maturity, as of June 30, 2020 consisted of the following (in thousands):

	Amortized Cost	Fair Value
Due in one year or less	$14,991	$14,990

Total	$14,991	$14,990

The amortized cost and fair value of the Company’s
available-for-sale
investments, by contract maturity, as of December 31, 2019 consisted of the following (in thousands):

	Amortized Cost	Fair Value
Due in one year or less	$25,969	$25,746
Due after one year through two years	—	—

Total	$25,969	$25,746